Note 25 - Treasury Shares (Details Textual)	Mar. 30, 2017 USD ($) $ / shares shares
Statement Line Items [Line Items]
Purchase of Treasury Shares, Shares | shares	129,805
Treasury Shares, Shares Repurchased, Price Per Share | $ / shares	$ 4.50
Treasury shares | $	$ 591,916